Employee Benefit Plans (Additional Information) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 1994	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Jan. 02, 1994
401(k) Savings Plan:
Expense recognized on 401(k) Savings Plan		$ 94,000	$ 167,000
Nonqualified Deferred Compensation Plan:
Liability recorded for Nonqualified Deferred Compensation Plan		807,000	821,000
Expense recorded for Nonqualified Deferred Compensation Plan		71,000	87,000
Employee Stock Ownership Plan:
Price paid per share for shares purchased to fund ESOP						$ 10.0
Shares purchased by ESOP using funds loaned by the company		15,000	0		138,709
Shares sold in open market under ESOP		13,687	13,811
ESOP, compensation expense		0	0
Amount borrowed to fund shares held in ESOP						480,000
Total shares purchased to fund ESOP	48,000
Shares held by the ESOP:
Allocated		121,608	138,345
Unallocated
Total		121,608	138,345
Shares distributed to ESOP participants		3,065	8
Stock-Based Compensation Plans:
Weighted average remaining contractual term, outstanding		3 years 4 months 17 days	4 years 3 months 18 days	5 years 3 months 18 days
Defined Benefit Pension Plan [Member]
Defined Benefit Pension Plan:
Pension expense		87,000	81,000
Stock Options [Member]
Stock-Based Compensation Plans:
Closing stock price		$ 2.86
Total fair value of vested shares, stock option		4,200	137,000
Compensation expense		1,200	31,000
Shares available for future grant		39,166
Restricted Stock [Member]
Stock-Based Compensation Plans:
Stock options, vesting period		5 years
Compensation expense		$ 1,000	$ 37,000
Shares available for future grant		5,304
Stock Option Plan 1996 [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		127,491
Stock Incentive Plan 2006 [Member]
Stock-Based Compensation Plans:
Stock options, vesting period		5 years
Weighted average remaining contractual term, outstanding		10 years
Stock Incentive Plan 2006 [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		242,740
Stock Incentive Plan 2006 [Member] | Stock Options [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		173,386
Stock Incentive Plan 2006 [Member] | Restricted Stock [Member] | Maximum [Member]
Stock-Based Compensation Plans:
Grant of awards, authorized number of shares		69,354